Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Work Medical Technology Group Ltd and its subsidiaries (collectively the “Company”) as of September 30, 2024 and 2023, and the related consolidated statements of income and comprehensive loss, changes in equity, and cash flows in each of the years in the three-year period ended September 30, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows in each of the years in the three period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.